                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05181

Morgan Stanley Value-Added Market Series - Equity Portfolio
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2004

Date of reporting period: December 31, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Value-Added Market Series — Equity Portfolio performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the six-month period ended December 31, 2003

Total Return for the Six Months Ended December 31, 2003

Class A	Class B	Class C	Class D	S&P 500 Index[1]	Lipper Multi-Cap Core Funds Index[2]
20.40%	19.96%	19.97%	20.56%	15.14%	16.01%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Overview

U.S. equity markets rallied in the six-month period ending December 31, 2003, as investors drew assurance from improvements in key economic indicators. The rally was supported by the Federal Reserve, which kept interest rates extremely low, and by the federal tax cut. Consumer spending remained strong and investor confidence rose as corporate profits climbed in all sectors. It was the economically sensitive sectors, led by information technology, that gained most sharply as investors focused on the industries best positioned to benefit from an improving economy. This environment was highly beneficial for small-capitalization stocks, which handily outperformed their larger peers.

While all sectors gained during the six-month period, several lagged the overall market. Telecommunications companies continue to suffer from overcapacity and heavy competition, exacerbated by the enactment in November of cell phone number portability. Utilities performed positively during the period but lagged in the rally, as did other, more stable, sectors.

Performance Analysis

Morgan Stanley Value-Added Market Series-Equity Portfolio outperformed its benchmark, the S&P 500 Index, during the six-month period ended December 31, 2003. Our strategy of approximately equally weighting portfolio holdings was the key driver of the Fund's outperformance. Much of the Fund's outperformance was also driven by the technology sector, which had suffered the most in the bear market of 2001–02 and had the most aggressive rebound. Our capitalization-neutral weighting policy moved the Fund toward smaller-cap information technology stocks that outpaced their large-cap counterparts. This weighting approach particularly helped performance in health care in that it moved the Fund's allocation away from large-cap pharmaceutical positions, which underperformed the smaller-cap ones.

In other sectors, however, our approximate equal weighting hindered Fund performance. With so many small utilities in the benchmark, the Fund's performance was hampered by its overweighted position relative to the S&P 500 Index in this lagging sector. Our specific holdings in telecommunications also hurt the Fund, as that sector lagged the market as a whole.

TOP 10 HOLDINGS
Qwest Communications Intl	0.2%
AES Corp.	0.2
ADC Telecommunications	0.2
Delphi Corp.	0.2
El Paso Corporation	0.2
Nextel Communications Inc.	0.2
Avaya Inc.	0.2
PMC - Sierra Inc.	0.2
Symbol Technologies	0.2
Power-One Inc	0.2

PORTFOLIO COMPOSITION
Common Stock	98.3%
Short-Term	2.2

Subject to change daily. All percentages are a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

1.	The Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). The S&P 500 is a well-known stock market index that includes common stocks of 500 companies.

2.	The Fund generally invests in each stock included in the S&P 500 in approximately equal proportions. This approach differs from the S&P 500 because stocks in the S&P 500 are represented in proportion to their market value or market-capitalization. For example, the 50 largest companies in the S&P 500 represent approximately 60 percent of the S&P 500's value; however, these same 50 companies represent roughly 10 percent of the Fund's value.

3.	The Fund may invest in foreign securities represented in the S&P 500, including depositary receipts.

4.	The Fund's Investment Manager, Morgan Stanley Investment Advisors Inc., will adjust the Fund's investment securities at least annually to maintain an approximately equal-weighting of each S&P 500 stock.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Performance Summary

Average Annual Total Returns — Period Ended December 31, 2003

	Class A Shares* (since 07/28/97)		Class B Shares ** (since 12/01/87)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	VADAX		VADBX		VADCX		VADDX
1 Year	36.43%	[3]	35.40%	[3]	35.40%	[3]	36.78%	[3]
	29.27	[4]	30.40	[4]	34.40	[4]	—
5 Years	6.80	[3]	6.03	[3]	6.02	[3]	7.04	[3]
	5.65	[4]	5.74	[4]	6.02	[4]	—
10 Years	—		11.06	[3]	—		—
	—		11.06	[4]	—		—
Since Inception	7.77	[3]	12.44	[3]	6.98	[3]	8.03	[3]
	6.87	[4]	12.44	[4]	6.98	[4]	—

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Notes on Performance

(1)	The Standard and Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Core Index Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.

Morgan Stanley Value-Added Market Series — Equity Portfolio

Portfolio of Investments December 31, 2003 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.3%)
	Advertising/Marketing Services (0.4%)
182,600	Interpublic Group of Companies, Inc. (The)*	$2,848,560
32,000	Omnicom Group, Inc.	2,794,560
		5,643,120
	Aerospace & Defense (1.4%)
67,000	Boeing Co.	2,823,380
31,000	General Dynamics Corp.	2,802,090
97,000	Goodrich Corp.	2,879,930
54,400	Lockheed Martin Corp.	2,796,160
29,000	Northrop Grumman Corp.	2,772,400
91,900	Raytheon Co.	2,760,676
91,700	Rockwell Collins, Inc.	2,753,751
		19,588,387
	Agricultural Commodities/ Milling (0.2%)
178,000	Archer-Daniels-Midland Co.	2,709,160
	Air Freight/Couriers (0.4%)
39,600	FedEx Corp.	2,673,000
36,100	United Parcel Service, Inc. (Class B)	2,691,255
		5,364,255
	Airlines (0.4%)
235,200	Delta Air Lines, Inc.*	2,777,712
172,100	Southwest Airlines Co.	2,777,694
		5,555,406
	Alternative Power Generation (0.2%)
575,800	Calpine Corp.*	2,769,598
	Aluminum (0.2%)
77,400	Alcoa, Inc.	2,941,200
	Apparel/Footwear (1.1%)
58,900	Cintas Corp.	2,952,657
77,600	Jones Apparel Group, Inc.	2,733,848
77,200	Liz Claiborne, Inc.	2,737,512
39,700	Nike, Inc. (Class B)	2,717,862
68,800	Reebok International Ltd.	2,705,216
64,600	V.F. Corp.	2,793,304
		16,640,399
	Apparel/Footwear Retail (0.8%)
126,400	Gap, Inc. (The)	2,933,744
152,000	Limited Brands, Inc.	2,740,560
85,800	Nordstrom, Inc.	$2,942,940
128,100	TJX Companies, Inc. (The)	2,824,605
		11,441,849
	Auto Parts: O.E.M. (1.0%)
159,500	Dana Corp.	2,926,825
297,700	Delphi Corp.	3,039,517
26,900	Eaton Corp.	2,904,662
25,000	Johnson Controls, Inc.	2,903,000
284,600	Visteon Corp.	2,962,686
		14,736,690
	Automotive Aftermarket (0.4%)
136,000	Cooper Tire & Rubber Co.	2,907,680
372,200	Goodyear Tire & Rubber Co. (The)*	2,925,492
		5,833,172
	Beverages: Alcoholic (0.6%)
52,000	Anheuser-Busch Companies, Inc.	2,739,360
28,900	Brown-Forman Corp. (Class B)	2,700,705
48,600	Coors (Adolph) Co. (Class B)	2,726,460
		8,166,525
	Beverages: Non-Alcoholic (0.6%)
57,000	Coca-Cola Co. (The)	2,892,750
124,700	Coca-Cola Enterprises Inc.	2,727,189
113,000	Pepsi Bottling Group, Inc. (The)	2,732,340
		8,352,279
	Biotechnology (1.0%)
44,600	Amgen Inc.*	2,756,280
73,615	Biogen, Inc.*	2,707,560
48,900	Chiron Corp.*	2,786,811
56,100	Genzyme Corp.*	2,767,974
106,900	MedImmune, Inc.*	2,715,260
		13,733,885
	Broadcasting (0.4%)
62,200	Clear Channel Communications, Inc.	2,912,826
73,300	Univision Communications Inc. (Class A)*	2,909,277
		5,822,103

See Notes to Financial Statements

Morgan Stanley Value-Added Market Series — Equity Portfolio

Portfolio of Investments December 31, 2003 (unaudited) continued

NUMBER OF SHARES		VALUE
	Building Products (0.4%)
28,500	American Standard Companies, Inc.*	$2,869,950
98,800	Masco Corp.	2,708,108
		5,578,058
	Cable/Satellite TV (0.2%)
85,200	Comcast Corp. (Class A)*	2,800,524
	Casino/Gaming (0.4%)
57,500	Harrah's Entertainment, Inc.	2,861,775
80,000	International Game Technology	2,856,000
		5,717,775
	Chemicals: Agricultural (0.2%)
103,300	Monsanto Co.	2,972,974
	Chemicals: Major Diversified (1.2%)
69,700	Dow Chemical Co. (The)	2,897,429
62,500	DuPont (E.I.) de Nemours & Co., Inc.	2,868,125
74,600	Eastman Chemical Co.	2,948,938
91,000	Engelhard Corp.	2,725,450
241,000	Hercules Inc.*	2,940,200
68,700	Rohm & Haas Co.	2,934,177
		17,314,319
	Chemicals: Specialty (0.8%)
54,700	Air Products & Chemicals, Inc.	2,889,801
106,500	Great Lakes Chemical Corp.	2,895,735
75,800	Praxair, Inc.	2,895,560
47,400	Sigma-Aldrich Corp.	2,710,332
		11,391,428
	Commercial Printing/Forms (0.4%)
66,800	Deluxe Corp.	2,760,844
97,000	Donnelley (R.R.) & Sons Co.	2,924,550
		5,685,394
	Computer Communications (0.4%)
233,000	Avaya Inc.*	3,015,020
119,200	Cisco Systems, Inc.*	2,895,368
		5,910,388
	Computer Peripherals (0.6%)
214,300	EMC Corp.*	$2,768,756
36,000	Lexmark International, Inc.*	2,831,040
130,700	Network Appliance, Inc.*	2,683,271
		8,283,067
	Computer Processing Hardware (1.2%)
129,700	Apple Computer, Inc.*	2,771,689
80,800	Dell Inc.*	2,743,968
620,700	Gateway, Inc.*	2,855,220
119,200	Hewlett-Packard Co.	2,738,024
74,700	NCR Corp.*	2,898,360
662,800	Sun Microsystems, Inc.*	2,975,972
		16,983,233
	Construction Materials (0.2%)
60,200	Vulcan Materials Co.	2,863,714
	Consumer Sundries (0.2%)
129,100	American Greetings Corp. (Class A)*	2,823,417
	Containers/Packaging (1.0%)
45,600	Ball Corp.	2,716,392
55,200	Bemis Company, Inc.	2,760,000
115,900	Pactiv Corp.*	2,770,010
51,600	Sealed Air Corp.*	2,793,624
47,100	Temple-Inland, Inc.	2,951,757
		13,991,783
	Contract Drilling (0.8%)
67,500	Nabors Industries, Ltd. (Bermuda)*	2,801,250
76,400	Noble Corp.*	2,733,592
117,300	Rowan Companies, Inc.*	2,717,841
118,200	Transocean Inc.*	2,837,982
		11,090,665
	Data Processing Services (1.5%)
70,200	Automatic Data Processing, Inc.	2,780,622
64,500	Computer Sciences Corp.*	2,852,835
188,500	Concord EFS, Inc.*	2,797,340
156,700	Convergys Corp.*	2,735,982
68,200	First Data Corp.	2,802,338
70,000	Fiserv, Inc.*	2,765,700

See Notes to Financial Statements

Morgan Stanley Value-Added Market Series — Equity Portfolio

Portfolio of Investments December 31, 2003 (unaudited) continued

NUMBER OF SHARES		VALUE
74,300	Paychex, Inc.	$2,763,960
98,400	SunGard Data Systems Inc.*	2,726,664
		22,225,441
	Department Stores (1.2%)
167,500	Dillard's, Inc. (Class A)	2,757,050
59,100	Federated Department Stores, Inc.	2,785,383
62,000	Kohl's Corp.*	2,786,280
101,000	May Department Stores Co.	2,936,070
108,000	Penney (J.C.) Co., Inc.	2,838,240
61,200	Sears, Roebuck & Co.	2,783,988
		16,887,011
	Discount Stores (1.2%)
201,900	Big Lots, Inc.*	2,868,999
74,000	Costco Wholesale Corp.*	2,751,320
133,700	Dollar General Corp.	2,806,363
77,800	Family Dollar Stores, Inc.	2,791,464
72,300	Target Corp.	2,776,320
51,900	Wal-Mart Stores, Inc.	2,753,295
		16,747,761
	Drugstore Chains (0.4%)
81,700	CVS Corp.	2,951,004
75,800	Walgreen Co.	2,757,604
		5,708,608
	Electric Utilities (5.0%)
325,500	AES Corp. (The)*	3,072,720
229,100	Allegheny Energy, Inc.*	2,923,316
60,000	Ameren Corp.	2,760,000
90,800	American Electric Power Co., Inc.	2,770,308
283,900	CenterPoint Energy, Inc.	2,750,991
71,500	Cinergy Corp.	2,774,915
324,800	CMS Energy Corp.*	2,767,296
62,900	Consolidated Edison, Inc.	2,705,329
69,500	Constellation Energy Group, Inc.	2,721,620
42,100	Dominion Resources, Inc.	2,687,243
69,300	DTE Energy Co.	2,730,420
139,200	Duke Energy Corp.	2,846,640
131,550	Edison International*	2,884,891
48,400	Entergy Corp.	2,765,092
41,900	Exelon Corp.	2,780,484
78,000	FirstEnergy Corp.	$2,745,600
42,200	FPL Group, Inc.	2,760,724
105,000	PG&E Corp.*	2,915,850
69,800	Pinnacle West Capital Corp.	2,793,396
62,600	PPL Corp.	2,738,750
60,600	Progress Energy, Inc.	2,742,756
61,700	Public Service Enterprise Group, Inc.	2,702,460
91,000	Southern Co. (The)	2,752,750
194,600	TECO Energy, Inc.	2,804,186
115,800	TXU Corp.	2,746,776
157,900	Xcel Energy, Inc.	2,681,142
		72,325,655
	Electrical Products (1.2%)
120,700	American Power Conversion Corp.	2,951,115
50,000	Cooper Industries Ltd. (Class A) (Bermuda)	2,896,500
43,900	Emerson Electric Co.	2,842,525
83,000	Molex Inc.	2,895,870
277,000	Power-One, Inc.*	2,999,910
127,100	Thomas & Betts Corp.*	2,909,319
		17,495,239
	Electronic Components (0.8%)
96,300	Jabil Circuit, Inc.*	2,725,290
53,300	QLogic Corp.*	2,750,280
234,500	Sanmina-SCI Corp.*	2,957,045
477,800	Solectron Corp.*	2,823,798
		11,256,413
	Electronic Equipment/ Instruments (1.8%)
100,300	Agilent Technologies, Inc.*	2,932,772
801,400	JDS Uniphase Corp.*	2,925,110
81,200	Rockwell Automation, Inc.	2,890,720
99,000	Scientific-Atlanta, Inc.	2,702,700
177,900	Symbol Technologies, Inc.	3,004,731
91,600	Tektronix, Inc.*	2,894,560
110,800	Thermo Electron Corp.*	2,792,160
86,000	Waters Corp.*	2,851,760
213,500	Xerox Corp.*	2,946,300
		25,940,813

See Notes to Financial Statements

Morgan Stanley Value-Added Market Series — Equity Portfolio

Portfolio of Investments December 31, 2003 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electronic Production Equipment (0.8%)
124,600	Applied Materials, Inc.*	$2,797,270
48,200	KLA-Tencor Corp.*	2,827,894
66,200	Novellus Systems, Inc.*	2,783,710
116,800	Teradyne, Inc.*	2,972,560
		11,381,434
	Electronics/Appliance Stores (0.6%)
54,000	Best Buy Co., Inc.*	2,820,960
262,800	Circuit City Stores - Circuit City Group	2,662,164
89,300	RadioShack Corp.	2,739,724
		8,222,848
	Electronics/Appliances (0.6%)
111,400	Eastman Kodak Co.	2,859,638
97,700	Maytag Corp.	2,720,945
37,500	Whirlpool Corp.	2,724,375
		8,304,958
	Energy (0.2%)
46,900	Kinder Morgan, Inc.	2,771,790
	Engineering & Construction (0.2%)
69,300	Fluor Corp.	2,747,052
	Environmental Services (0.4%)
212,200	Allied Waste Industries, Inc.	2,945,336
95,700	Waste Management, Inc.*	2,832,720
		5,778,056
	Finance/Rental/Leasing (1.5%)
45,100	Capital One Financial Corp.	2,764,179
38,164	Countrywide Financial Corp.	2,894,739
37,000	Fannie Mae	2,777,220
48,200	Freddie Mac	2,811,024
112,100	MBNA Corp.	2,785,685
239,000	Providian Financial Corp.*	2,781,960
85,900	Ryder System, Inc.	2,933,485
72,000	SLM Corp.	2,712,960
		22,461,252
	Financial Conglomerates (1.3%)
57,000	American Express Co.	2,749,110
57,000	Citigroup Inc.	2,766,780
75,300	J.P. Morgan Chase & Co.	2,765,769
72,500	John Hancock Financial Services, Inc.	2,718,750
83,100	Principal Financial Group, Inc.	$2,748,117
66,500	Prudential Financial, Inc.	2,777,705
53,000	State Street Corp.	2,760,240
		19,286,471
	Financial Publishing/Services (0.6%)
112,300	Equifax, Inc.	2,751,350
39,700	McGraw-Hill Companies, Inc. (The)	2,775,824
44,900	Moody's Corp.	2,718,695
		8,245,869
	Food Distributors (0.2%)
75,800	SYSCO Corp.	2,822,034
	Food Retail (1.0%)
122,700	Albertson's, Inc.	2,779,155
150,400	Kroger Co.	2,783,904
128,500	Safeway Inc.	2,815,435
101,900	Supervalu, Inc.	2,913,321
289,600	Winn-Dixie Stores, Inc.	2,881,520
		14,173,335
	Food: Major Diversified (1.1%)
100,900	Campbell Soup Co.	2,704,120
60,400	General Mills, Inc.	2,736,120
75,600	Heinz (H.J.) Co.	2,754,108
73,000	Kellogg Co.	2,779,840
58,700	PepsiCo, Inc.	2,736,594
130,200	Sara Lee Corp.	2,826,642
		16,537,424
	Food: Meat/Fish/Dairy (0.2%)
105,400	ConAgra Foods Inc.	2,781,506
	Food: Specialty/Candy (0.6%)
35,600	Hershey Foods Corp.	2,740,844
92,400	McCormick & Co., Inc. (Non-Voting)	2,781,240
49,500	Wrigley (Wm.) Jr. Co. (Class A)	2,782,395
		8,304,479
	Forest Products (0.4%)
162,200	Louisiana-Pacific Corp.*	2,900,136
43,600	Weyerhaeuser Co.	2,790,400
		5,690,536

See Notes to Financial Statements

Morgan Stanley Value-Added Market Series — Equity Portfolio

Portfolio of Investments December 31, 2003 (unaudited) continued

NUMBER OF SHARES		VALUE
	Gas Distributors (1.2%)
677,500	Dynegy, Inc. (Class A)*	$2,899,700
73,200	KeySpan Corp.	2,693,760
79,000	Nicor Inc.	2,689,160
127,200	NiSource, Inc.	2,790,768
65,140	Peoples Energy Corp.	2,738,486
91,100	Sempra Energy	2,738,466
		16,550,340
	Home Building (0.6%)
26,300	Centex Corp.	2,831,195
39,000	KB HOME	2,828,280
30,400	Pulte Homes, Inc.	2,846,048
		8,505,523
	Home Furnishings (0.6%)
127,700	Leggett & Platt, Inc.	2,762,151
121,600	Newell Rubbermaid, Inc.	2,768,832
170,000	Tupperware Corp.	2,947,800
		8,478,783
	Home Improvement Chains (0.6%)
78,200	Home Depot, Inc. (The)	2,775,318
49,700	Lowe's Companies, Inc.	2,752,883
83,000	Sherwin-Williams Co.	2,883,420
		8,411,621
	Hospital/Nursing Management (0.8%)
64,000	HCA, Inc.	2,749,440
113,600	Health Management Associates, Inc. (Class A)	2,726,400
80,700	Manor Care, Inc.	2,789,799
186,200	Tenet Healthcare Corp.*	2,988,510
		11,254,149
	Hotels/Resorts/Cruiselines (0.8%)
72,100	Carnival Corp.	2,864,533
160,900	Hilton Hotels Corp.	2,756,217
59,300	Marriott International, Inc. (Class A)	2,739,660
76,400	Starwood Hotels & Resorts Worldwide, Inc.	2,748,108
		11,108,518
	Household/Personal Care (1.5%)
44,100	Alberto-Culver Co. (Class B)	2,781,828
40,800	Avon Products, Inc.	2,753,592
56,400	Clorox Co. (The)	$2,738,784
55,300	Colgate-Palmolive Co.	2,767,765
76,200	Gillette Co. (The)	2,798,826
78,700	International Flavors & Fragrances, Inc.	2,748,204
49,000	Kimberly-Clark Corp.	2,895,410
27,800	Procter & Gamble Co. (The)	2,776,664
		22,261,073
	Industrial Conglomerates (1.6%)
34,400	3M Co.	2,925,032
88,200	General Electric Co.	2,732,436
88,000	Honeywell International, Inc.	2,941,840
43,100	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	2,925,628
39,000	ITT Industries, Inc.	2,894,190
51,100	Textron, Inc.	2,915,766
110,800	Tyco International Ltd. (Bermuda)	2,936,200
29,300	United Technologies Corp.	2,776,761
		23,047,853
	Industrial Machinery (0.4%)
34,700	Illinois Tool Works Inc.	2,911,677
49,500	Parker-Hannifin Corp.	2,945,250
		5,856,927
	Industrial Specialties (0.4%)
100,200	Ecolab Inc.	2,742,474
43,600	PPG Industries, Inc.	2,791,272
		5,533,746
	Information Technology Services (1.0%)
126,200	Citrix Systems, Inc.*	2,676,702
115,400	Electronic Data Systems Corp.	2,831,916
29,400	International Business Machines Corp.	2,724,792
129,600	PeopleSoft, Inc.*	2,954,880
181,400	Unisys Corp.*	2,693,790
		13,882,080
	Insurance Brokers/Services (0.4%)
115,600	AON Corp.	2,767,464
56,900	Marsh & McLennan Co., Inc.	2,724,941
		5,492,405

See Notes to Financial Statements

Morgan Stanley Value-Added Market Series — Equity Portfolio

Portfolio of Investments December 31, 2003 (unaudited) continued

NUMBER OF SHARES		VALUE
	Integrated Oil (0.8%)
52,400	Amerada Hess Corp.	$2,786,108
33,500	ChevronTexaco Corp.	2,894,065
43,600	ConocoPhillips	2,858,852
69,700	Exxon Mobil Corp.	2,857,700
		11,396,725
	Internet Software/Services (0.4%)
203,300	Siebel Systems, Inc.*	2,819,771
65,600	Yahoo! Inc.*	2,963,152
		5,782,923
	Investment Banks/Brokers (1.2%)
34,800	Bear Stearns Companies, Inc. (The)	2,782,260
27,900	Goldman Sachs Group, Inc. (The)	2,754,567
36,300	Lehman Brothers Holdings, Inc.	2,803,086
47,400	Merrill Lynch & Co., Inc.	2,780,010
46,900	Morgan Stanley (Note 4)	2,714,103
238,900	Schwab (Charles) Corp.	2,828,576
		16,662,602
	Investment Managers (1.0%)
94,600	Federated Investors, Inc. (Class B)	2,777,456
54,800	Franklin Resources, Inc.	2,852,888
180,800	Janus Capital Group, Inc.	2,966,928
86,700	Mellon Financial Corp.	2,783,937
60,800	Price (T.) Rowe Group, Inc.	2,882,528
		14,263,737
	Life/Health Insurance (1.2%)
77,700	AFLAC, Inc.	2,811,186
54,600	Jefferson-Pilot Corp.	2,765,490
69,600	Lincoln National Corp.	2,809,752
81,400	MetLife, Inc.	2,740,738
61,200	Torchmark Corp.	2,787,048
177,200	UnumProvident Corp.	2,794,444
		16,708,658
	Major Banks (2.7%)
34,300	Bank of America Corp.	2,758,749
82,700	Bank of New York Co., Inc. (The)	2,739,024
60,000	Bank One Corp.	2,735,400
71,600	BB&T Corp.	2,766,624
49,727	Comerica, Inc.	$2,787,696
67,300	FleetBoston Financial Corp.	2,937,645
123,600	Huntington Bancshares, Inc.	2,781,000
95,600	KeyCorp	2,802,992
81,600	National City Corp.	2,769,504
51,000	PNC Financial Services Group	2,791,230
84,800	SouthTrust Corp.	2,775,504
39,000	SunTrust Banks, Inc.	2,788,500
59,800	Wachovia Corp.	2,786,082
46,700	Wells Fargo & Co.	2,750,163
		38,970,113
	Major Telecommunications (0.8%)
60,300	ALLTEL Corp.	2,808,774
101,500	BellSouth Corp.	2,872,450
112,000	SBC Communications, Inc.	2,919,840
172,100	Sprint Corp. (FON Group)	2,825,882
		11,426,946
	Managed Health Care (1.2%)
42,100	Aetna, Inc.	2,845,118
36,600	Anthem, Inc.*	2,745,000
51,900	CIGNA Corp.	2,984,250
127,900	Humana, Inc.*	2,922,515
50,100	UnitedHealth Group Inc.	2,914,818
30,500	WellPoint Health Networks, Inc.*	2,958,195
		17,369,896
	Media Conglomerates (0.6%)
117,500	Disney (Walt) Co. (The)	2,741,275
158,300	Time Warner Inc.*	2,847,817
65,200	Viacom, Inc. (Class B) (Non-Voting)*	2,893,576
		8,482,668
	Medical Distributors (0.5%)
42,400	AmerisourceBergen Corp.	2,380,760
43,700	Cardinal Health, Inc.	2,672,692
87,100	McKesson Corp.	2,801,136
		7,854,588
	Medical Specialties (2.9%)
132,400	Applera Corp. - Applied Biosystems Group	2,742,004
33,400	Bard (C.R.), Inc.	2,713,750
55,000	Bausch & Lomb, Inc.	2,854,500
92,400	Baxter International, Inc.	2,820,048

See Notes to Financial Statements

Morgan Stanley Value-Added Market Series — Equity Portfolio

Portfolio of Investments December 31, 2003 (unaudited) continued

NUMBER OF SHARES		VALUE
67,600	Becton, Dickinson & Co.	$2,781,064
77,800	Biomet, Inc.	2,832,698
77,668	Boston Scientific Corp.*	2,855,076
49,100	Guidant Corp.	2,955,820
56,100	Medtronic, Inc.	2,727,021
64,900	Millipore Corp.*	2,793,945
101,700	Pall Corp.	2,728,611
162,100	PerkinElmer, Inc.	2,767,047
45,400	St. Jude Medical, Inc.*	2,785,290
33,100	Stryker Corp.	2,813,831
42,100	Zimmer Holdings, Inc.*	2,963,840
		42,134,545
	Miscellaneous Commercial Services (0.2%)
123,300	Sabre Holdings Corp.	2,662,047
	Miscellaneous Manufacturing (0.6%)
95,000	Crane Co.	2,920,300
31,800	Danaher Corp.	2,917,650
68,900	Dover Corp.	2,738,775
		8,576,725
	Motor Vehicles (0.6%)
179,400	Ford Motor Co.	2,870,400
54,800	General Motors Corp.	2,926,320
57,300	Harley-Davidson, Inc.	2,723,469
		8,520,189
	Multi-Line Insurance (0.8%)
43,500	American International Group, Inc.	2,883,180
47,114	Hartford Financial Services Group, Inc. (The)	2,781,139
58,900	Loews Corp.	2,912,605
72,000	Safeco Corp.	2,802,960
		11,379,884
	Office Equipment/Supplies (0.4%)
49,200	Avery Dennison Corp.	2,756,184
69,200	Pitney Bowes, Inc.	2,810,904
		5,567,088
	Oil & Gas Pipelines (0.4%)
371,000	El Paso Corp.	3,038,490
270,800	Williams Companies, Inc. (The)	2,659,256
		5,697,746
	Oil & Gas Production (1.6%)
57,400	Anadarko Petroleum Corp.	$2,927,974
35,500	Apache Corp.	2,879,050
51,300	Burlington Resources, Inc.	2,840,994
50,800	Devon Energy Corp.	2,908,808
59,100	EOG Resources, Inc.	2,728,647
61,100	Kerr-McGee Corp.	2,840,539
69,000	Occidental Petroleum Corp.	2,914,560
79,300	Unocal Corp.	2,920,619
		22,961,191
	Oil Refining/Marketing (0.6%)
66,400	Ashland, Inc.	2,925,584
85,750	Marathon Oil Corp.	2,837,467
56,500	Sunoco, Inc.	2,889,975
		8,653,026
	Oilfield Services/Equipment (0.8%)
86,400	Baker Hughes Inc.	2,778,624
78,900	BJ Services Co.*	2,832,510
106,300	Halliburton Co.	2,763,800
52,499	Schlumberger Ltd.	2,872,745
		11,247,679
	Other Consumer Services (0.8%)
40,000	Apollo Group, Inc. (Class A)*	2,720,000
53,700	Block (H.&R.), Inc.	2,973,369
124,600	Cendant Corp.*	2,774,842
45,800	eBay Inc.*	2,958,222
		11,426,433
	Other Consumer Specialties (0.2%)
41,300	Fortune Brands, Inc.	2,952,537
	Other Metals/Minerals (0.2%)
37,200	Phelps Dodge Corp.*	2,830,548
	Packaged Software (2.5%)
68,700	Adobe Systems, Inc.	2,699,910
118,200	Autodesk, Inc.	2,905,356
157,200	BMC Software, Inc.*	2,931,780
106,700	Computer Associates International, Inc.	2,917,178
461,000	Compuware Corp.*	2,784,440
51,100	Intuit Inc.*	2,703,701
56,800	Mercury Interactive Corp.*	2,762,752
99,000	Microsoft Corp.	2,726,460
275,400	Novell, Inc.*	2,897,208

See Notes to Financial Statements

Morgan Stanley Value-Added Market Series — Equity Portfolio

Portfolio of Investments December 31, 2003 (unaudited) continued

NUMBER OF SHARES		VALUE
207,200	Oracle Corp.*	$2,735,040
731,300	Parametric Technology Corp.*	2,881,322
82,900	Symantec Corp.*	2,872,485
78,400	VERITAS Software Corp.*	2,913,344
		36,730,976
	Personnel Services (0.4%)
123,300	Monster Worldwide Inc.*	2,707,668
120,000	Robert Half International, Inc.*	2,800,800
		5,508,468
	Pharmaceuticals: Generic Drugs (0.2%)
60,400	Watson Pharmaceuticals, Inc.*	2,778,400
	Pharmaceuticals: Major (1.5%)
58,200	Abbott Laboratories	2,712,120
97,600	Bristol-Myers Squibb Co.	2,791,360
53,900	Johnson & Johnson	2,784,474
40,000	Lilly (Eli) & Co.	2,813,200
60,500	Merck & Co., Inc.	2,795,100
77,500	Pfizer Inc.	2,738,075
167,600	Schering-Plough Corp.	2,914,564
64,500	Wyeth, Inc.	2,738,025
		22,286,918
	Pharmaceuticals: Other (0.6%)
36,500	Allergan, Inc.	2,803,565
46,600	Forest Laboratories, Inc.*	2,879,880
185,800	King Pharmaceuticals, Inc.*	2,835,308
		8,518,753
	Precious Metals (0.4%)
69,700	Freeport-McMoRan Copper & Gold, Inc. (Class B)	2,936,461
60,500	Newmont Mining Corp.	2,940,905
		5,877,366
	Property – Casualty Insurers (1.5%)
70,700	ACE Ltd. (Bermuda)	2,928,394
63,500	Allstate Corp. (The)	2,731,770
40,700	Chubb Corp. (The)	2,771,670
66,100	Cincinnati Financial Corp.	2,768,268
34,000	Progressive Corp. (The)	2,842,060
69,400	St. Paul Companies, Inc. (The)	2,751,710
164,900	Travelers Property Casualty Corp. (Class B)	$2,798,353
35,700	XL Capital Ltd. (Class A)	2,768,535
		22,360,760
	Publishing: Books/Magazines (0.2%)
56,400	Meredith Corp.	2,752,884
	Publishing: Newspapers (1.0%)
55,600	Dow Jones & Co., Inc.	2,771,660
31,000	Gannett Co., Inc.	2,763,960
35,900	Knight-Ridder, Inc.	2,777,583
57,400	New York Times Co. (The) (Class A)	2,743,146
53,400	Tribune Co.	2,755,440
		13,811,789
	Pulp & Paper (0.8%)
87,200	Boise Cascade Corp.	2,865,392
96,500	Georgia-Pacific Corp.	2,959,655
66,379	International Paper Co.	2,861,599
98,100	MeadWestvaco Corp.	2,918,475
		11,605,121
	Railroads (0.8%)
84,600	Burlington Northern Santa Fe Corp.	2,736,810
80,100	CSX Corp.	2,878,794
123,400	Norfolk Southern Corp.	2,918,410
41,200	Union Pacific Corp.	2,862,576
		11,396,590
	Real Estate Investment Trusts (1.1%)
79,000	Apartment Investment & Management Co. (Class A)	2,725,500
95,000	Equity Office Properties Trust	2,721,750
92,800	Equity Residential	2,738,528
95,800	Plum Creek Timber Co., Inc.	2,917,110
86,000	ProLogis Trust	2,759,740
58,400	Simon Property Group, Inc.	2,706,256
		16,568,884
	Recreational Products (0.8%)
90,000	Brunswick Corp.	2,864,700
57,400	Electronic Arts Inc.*	2,742,572

See Notes to Financial Statements

Morgan Stanley Value-Added Market Series — Equity Portfolio

Portfolio of Investments December 31, 2003 (unaudited) continued

NUMBER OF SHARES		VALUE
129,200	Hasbro, Inc.	$2,749,376
143,400	Mattel, Inc.	2,763,318
		11,119,966
	Regional Banks (2.3%)
113,300	AmSouth Bancorporation	2,775,850
82,100	Charter One Financial, Inc.	2,836,555
46,900	Fifth Third Bancorp	2,771,790
61,900	First Tennessee National Corp.	2,729,790
74,000	Marshall & Ilsley Corp.	2,830,500
68,700	North Fork Bancorporation, Inc.	2,780,289
59,900	Northern Trust Corp.	2,780,558
74,600	Regions Financial Corp.	2,775,120
94,700	Synovus Financial Corp.	2,738,724
97,000	U.S. Bancorp	2,888,660
88,100	Union Planters Corp.	2,774,269
44,700	Zions Bancorporation	2,741,451
		33,423,556
	Restaurants (1.0%)
133,100	Darden Restaurants, Inc.	2,800,424
113,300	McDonald's Corp.	2,813,239
85,400	Starbucks Corp.*	2,823,324
76,300	Wendy's International, Inc.	2,994,012
80,100	Yum! Brands, Inc.*	2,755,440
		14,186,439
	Savings Banks (0.4%)
28,400	Golden West Financial Corp.	2,930,596
69,200	Washington Mutual, Inc.	2,776,304
		5,706,900
	Semiconductors (3.0%)
197,500	Advanced Micro Devices, Inc.*	2,942,750
123,800	Altera Corp.*	2,810,260
60,800	Analog Devices, Inc.	2,775,520
477,000	Applied Micro Circuits Corp.*	2,852,460
84,500	Broadcom Corp. (Class A)*	2,880,605
85,800	Intel Corp.	2,762,760
66,900	Linear Technology Corp.	2,814,483
311,100	LSI Logic Corp.*	2,759,457
57,500	Maxim Integrated Products, Inc.	2,863,500
207,200	Micron Technology, Inc.*	2,790,984
73,500	National Semiconductor Corp.*	$2,896,635
127,300	NVIDIA Corp.*	2,959,725
149,200	PMC - Sierra, Inc.*	3,006,380
100,700	Texas Instruments Inc.	2,958,566
75,700	Xilinx, Inc.*	2,932,618
		43,006,703
	Services to the Health Industry (0.8%)
43,600	Express Scripts, Inc. (Class A)*	2,896,348
116,000	IMS Health Inc.	2,883,760
82,100	Medco Health Solutions Inc.*	2,790,579
40,000	Quest Diagnostics Inc.*	2,924,400
		11,495,087
	Specialty Insurance (0.6%)
39,800	Ambac Financial Group, Inc.	2,761,722
46,900	MBIA Inc.	2,777,887
48,800	MGIC Investment Corp.	2,778,672
		8,318,281
	Specialty Stores (1.3%)
150,900	AutoNation, Inc.*	2,772,033
32,600	AutoZone, Inc.*	2,777,846
64,000	Bed Bath & Beyond Inc.*	2,774,400
164,800	Office Depot, Inc.*	2,753,808
104,100	Staples, Inc.*	2,841,930
61,200	Tiffany & Co.	2,766,240
223,800	Toys 'R' Us, Inc.*	2,828,832
		19,515,089
	Specialty Telecommunications (0.6%)
86,600	CenturyTel, Inc.	2,824,892
227,900	Citizens Communications Co.*	2,830,518
718,300	Qwest Communications International, Inc.*	3,103,056
		8,758,466
	Steel (0.8%)
222,100	Allegheny Technologies Inc.	2,936,162
50,700	Nucor Corp.	2,839,200
81,300	United States Steel Corp.	2,847,126
162,400	Worthington Industries, Inc.	2,928,072
		11,550,560

See Notes to Financial Statements

Morgan Stanley Value-Added Market Series — Equity Portfolio

Portfolio of Investments December 31, 2003 (unaudited) continued

NUMBER OF SHARES		VALUE
	Telecommunication Equipment (1.8%)
1,025,800	ADC Telecommunications, Inc.*	$3,046,626
240,200	Andrew Corp.*	2,764,702
451,400	CIENA Corp.*	2,997,296
155,700	Comverse Technology, Inc.*	2,738,763
273,000	Corning Inc.*	2,847,390
983,200	Lucent Technologies Inc.*	2,792,288
200,000	Motorola, Inc.	2,814,000
54,700	QUALCOMM Inc.	2,949,971
343,800	Tellabs, Inc.*	2,898,234
		25,849,270
	Telecommunications (0.4%)
138,100	AT&T Corp.	2,803,430
80,500	Verizon Communications Inc.	2,823,940
		5,627,370
	Tobacco (0.6%)
54,100	Altria Group, Inc.	2,944,122
51,000	R. J. Reynolds Tobacco Holdings, Inc.	2,965,650
78,000	UST, Inc.	2,783,820
		8,693,592
	Tools/Hardware (0.6%)
57,000	Black & Decker Corp. (The)	2,811,240
85,000	Snap-On, Inc.	2,740,400
78,100	Stanley Works (The)	2,957,647
		8,509,287
	Trucks/Construction/Farm Machinery (1.0%)
33,800	Caterpillar Inc.	2,806,076
56,200	Cummins Inc.	2,750,428
43,500	Deere & Co.	2,829,675
60,300	Navistar International Corp.*	2,887,767
32,300	PACCAR, Inc.	2,749,376
		14,023,322
	Wholesale Distributors (0.4%)
82,600	Genuine Parts Co.	2,742,320
58,700	Grainger (W.W.), Inc.	2,781,793
		5,524,113
	Wireless Telecommunications (0.6%)
361,300	AT&T Wireless Services Inc.*	$2,886,787
107,900	Nextel Communications, Inc. (Class A)*	3,027,674
522,800	Sprint Corp. (PCS Group)*	2,938,136
		8,852,597
	Total Common Stocks (Cost $840,711,436)	1,409,069,771

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (2.2%) Repurchase Agreement
$31,793	Joint repurchase agreement account 0.98% due 01/02/04 (dated 12/31/03; proceeds $31,794,731) (a) (Cost $31,793,000)	31,793,000

Total Investments (Cost $872,504,436) (b)	100.5%	1,440,862,771
Liabilities in Excess of Other Assets	(0.5)	(6,671,888)
Net Assets	100.0%	$1,434,190,883

*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $579,418,329 and the aggregate gross unrealized depreciation is $11,059,994, resulting in net unrealized appreciation of $568,358,335.

See Notes to Financial Statements

Morgan Stanley Value-Added Market Series — Equity Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2003 (unaudited)

Assets:
Investments in securities, at value
(cost $872,504,436)	$1,440,862,771
Receivable for:
Investments sold	12,063,212
Shares of beneficial interest sold	4,837,945
Dividends	1,894,944
Prepaid expenses and other assets	111,178
Total Assets	1,459,770,050
Liabilities:
Payable for:
Investments purchased	22,950,319
Distribution fee	1,060,812
Shares of beneficial interest redeemed	781,463
Investment management fee	573,383
Accrued expenses and other payables	213,190
Total Liabilities	25,579,167
Net Assets	$1,434,190,883
Composition of Net Assets:
Paid-in-capital	$866,879,348
Net unrealized appreciation	568,358,335
Accumulated undistributed net investment income	703,527
Accumulated net realized loss	(1,750,327)
Net Assets	$1,434,190,883
Class A Shares:
Net Assets	$43,813,663
Shares Outstanding (unlimited authorized, $.01 par value)	1,327,594
Net Asset Value Per Share	$33.00
Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$34.83
Class B Shares:
Net Assets	$1,156,998,407
Shares Outstanding (unlimited authorized, $.01 par value)	35,280,261
Net Asset Value Per Share	$32.79
Class C Shares:
Net Assets	$50,268,196
Shares Outstanding (unlimited authorized, $.01 par value)	1,553,252
Net Asset Value Per Share	$32.36
Class D Shares:
Net Assets	$183,110,617
Shares Outstanding (unlimited authorized, $.01 par value)	5,528,771
Net Asset Value Per Share	$33.12

See Notes to Financial Statements

Morgan Stanley Value-Added Market Series — Equity Portfolio

Financial Statements continued

Statement of Operations

For the six months ended December 31, 2003 (unaudited)

Net Investment Income:
Dividends	$10,051,485
Interest	87,670
Total Income	10,139,155
Expenses
Distribution fee (Class A shares)	43,583
Distribution fee (Class B shares)	5,176,732
Distribution fee (Class C shares)	198,393
Investment management fee	2,905,464
Transfer agent fees and expenses	776,114
Shareholder reports and notices	56,124
Registration fees	56,022
Professional fees	29,841
Custodian fees	26,351
Trustees' fees and expenses	9,541
Other	108,211
Total Expenses	9,386,376
Net Investment Income	752,779
Net Realized and Unrealized Gain (Loss):
Net realized loss	(1,740)
Net change in unrealized appreciation	229,454,130
Net Gain	229,452,390
Net Increase	$230,205,169

See Notes to Financial Statements

Morgan Stanley Value-Added Market Series — Equity Portfolio

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2003	FOR THE YEAR ENDED JUNE 30, 2003
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$752,779	$2,452,639
Net realized gain (loss)	(1,740)	85,108,008
Net change in unrealized appreciation	229,454,130	(105,740,642)
Net Increase (Decrease)	230,205,169	(18,179,995)
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(141,631)	(81,316)
Class B shares	(448,627)	(306,621)
Class C shares	(67,297)	(18,641)
Class D shares	(704,057)	(593,431)
Net realized gain
Class A shares	(2,540,159)	(6,034)
Class B shares	(70,385,714)	(274,269)
Class C shares	(2,962,917)	(7,786)
Class D shares	(10,627,956)	(34,386)
Total Dividends and Distributions	(87,878,358)	(1,322,484)
Net increase (decrease) from transactions in shares of beneficial interest	152,858,441	(21,003,876)
Net Increase (Decrease)	295,185,252	(40,506,355)
Net Assets:
Beginning of period	1,139,005,631	1,179,511,986
End of Period (Including accumulated undistributed net investment income of $703,527 and $1,312,360, respectively)	$1,434,190,883	$1,139,005,631

See Notes to Financial Statements

Morgan Stanley Value-Added Market Series — Equity Portfolio

Notes to Financial Statements December 31, 2003 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Value-Added Market Series — Equity Portfolio (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are included in the Standard & Poor's 500 Composite Stock Price Index. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Value-Added Market Series — Equity Portfolio

Notes to Financial Statements December 31, 2003 (unaudited) continued

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.45% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.425% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.40% to the portion of daily net assets in excess of $2 billion.

Morgan Stanley Value-Added Market Series — Equity Portfolio

Notes to Financial Statements December 31, 2003 (unaudited) continued

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $55,037,402 at December 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended December 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended December 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $432,488 and $6,118, respectively and received $289,113 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended December 31, 2003 aggregated $141,945,926 and $94,970,892, respectively. Included in the aforementioned are purchases of Morgan Stanley common stock of $102,607 and sales of $351,934, as well as a realized gain of $23,688. Also included in the aforementioned are purchases with Morgan Stanley Utilities Fund of $301,742.

Morgan Stanley Value-Added Market Series — Equity Portfolio

Notes to Financial Statements December 31, 2003 (unaudited) continued

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $69,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended December 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,604. At December 31, 2003, the Fund had an accrued pension liability of $75,233 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of June 30, 2003, the Fund had temporary book-tax differences primarily attributable to capital loss deferrals on wash sales.

6.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss

Morgan Stanley Value-Added Market Series — Equity Portfolio

Notes to Financial Statements December 31, 2003 (unaudited) continued

these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2003		FOR THE YEAR ENDED JUNE 30, 2003
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	463,793	$14,686,387	394,791	$10,284,849
Reinvestment of dividends and distributions	77,730	2,449,256	3,061	79,255
Redeemed	(150,291)	(4,786,727)	(124,768)	(3,262,483)
Net increase – Class A	391,232	12,348,916	273,084	7,101,621
CLASS B SHARES
Sold	4,598,696	145,374,169	5,713,786	151,175,552
Reinvestment of dividends and distributions	1,990,617	62,346,130	19,377	501,115
Redeemed	(3,090,643)	(97,699,758)	(9,058,473)	(235,504,110)
Net increase (decrease) – Class B	3,498,670	110,020,541	(3,325,310)	(83,827,443)
CLASS C SHARES
Sold	528,792	16,500,764	482,299	12,640,705
Reinvestment of dividends and distributions	93,183	2,880,285	980	25,041
Redeemed	(135,698)	(4,264,105)	(236,399)	(6,027,151)
Net increase – Class C	486,277	15,116,944	246,880	6,638,595
CLASS D SHARES
Sold	2,406,645	77,232,890	3,308,036	87,731,047
Reinvestment of dividends and distributions	299,739	9,477,735	20,343	527,285
Redeemed	(2,359,493)	(71,338,585)	(1,483,318)	(39,174,981)
Net increase – Class D	346,891	15,372,040	1,845,061	49,083,351
Net increase (decrease) in Fund	4,723,070	$152,858,441	(960,285)	$(21,003,876)

Morgan Stanley Value-Added Market Series — Equity Portfolio

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2003		FOR THE YEAR ENDED JUNE 30,
			2003	2002	2001	2000	1999
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.36		$29.59	$32.08	$34.80	$40.58	$38.63
Income (loss) from investment operations:
Net investment income‡	0.12		0.23	0.23	0.27	0.34	0.35
Net realized and unrealized gain (loss)	5.76		(0.34)	(2.32)	3.57	(1.76)	4.55
Total income (loss) from investment operations	5.88		(0.11)	(2.09)	3.84	(1.42)	4.90
Less dividends and distributions from:
Net investment income	(0.12)		(0.11)	(0.36)	(0.27)	(0.31)	(0.34)
Net realized gain	(2.12)		(0.01)	(0.04)	(6.29)	(4.05)	(2.61)
Total dividends and distributions	(2.24)		(0.12)	(0.40)	(6.56)	(4.36)	(2.95)
Net asset value, end of period	$33.00		$29.36	$29.59	$32.08	$34.80	$40.58
Total Return†	20.40	% (1)	(0.32)%	(6.53)%	12.37%	(3.11)%	14.17%
Ratios to Average Net Assets(3):
Expenses	0.89	% (2)	0.89%	0.85%	0.84%	0.83%	0.80%
Net investment income	0.73	% (2)	0.88%	0.73%	0.83%	0.93%	0.87%
Supplemental Data:
Net assets, end of period, in thousands	$43,814		$27,491	$19,625	$20,652	$18,489	$25,187
Portfolio turnover rate	8	% (1)	25%	9%	5%	11%	13%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Value-Added Market Series — Equity Portfolio

Financial Highlights continued

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2003		FOR THE YEAR ENDED JUNE 30,
			2003	2002	2001	2000	1999
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.20		$29.54	$31.91	$34.76	$40.50	$38.54
Income (loss) from investment operations:
Net investment income (loss)‡	0.00		0.03	(0.01)	0.03	0.10	0.11
Net realized and unrealized gain (loss)	5.72		(0.35)	(2.30)	3.54	(1.74)	4.57
Total income (loss) from investment operations	5.72		(0.32)	(2.31)	3.57	(1.64)	4.68
Less dividends and distributions from:
Net investment income	(0.01)		(0.01)	(0.02)	(0.13)	(0.05)	(0.11)
Net realized gain	(2.12)		(0.01)	(0.04)	(6.29)	(4.05)	(2.61)
Total dividends and distributions	(2.13)		(0.02)	(0.06)	(6.42)	(4.10)	(2.72)
Net asset value, end of period	$32.79		$29.20	$29.54	$31.91	$34.76	$40.50
Total Return†	19.96	% (1)	(1.08)%	(7.23)%	11.50%	(3.73)%	13.47%
Ratios to Average Net Assets(3):
Expenses	1.64	% (2)	1.65%	1.60%	1.59%	1.48%	1.42%
Net investment income (loss)	(0.02	% (2)	0.12%	(0.02)%	0.08%	0.28%	0.25%
Supplemental Data:
Net assets, end of period, in thousands	$1,156,998		$928,148	$1,037,039	$1,092,195	$1,102,819	$1,497,116
Portfolio turnover rate	8	% (1)	25%	9%	5%	11%	13%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Value-Added Market Series — Equity Portfolio

Financial Highlights continued

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2003		FOR THE YEAR ENDED JUNE 30,
			2003	2002	2001	2000	1999
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$28.87		$29.22	$31.76	$34.61	$40.33	$38.46
Income (loss) from investment operations:
Net investment income (loss)‡	0.00		0.03	(0.01)	0.04	0.09	0.04
Net realized and unrealized gain (loss)	5.66		(0.35)	(2.28)	3.53	(1.73)	4.56
Total income (loss) from investment operations	5.66		(0.32)	(2.29)	3.57	(1.64)	4.60
Less dividends and distributions from:
Net investment income	(0.05)		(0.02)	(0.21)	(0.13)	(0.03)	(0.12)
Net realized gain	(2.12)		(0.01)	(0.04)	(6.29)	(4.05)	(2.61)
Total dividends and distributions	(2.17)		(0.03)	(0.25)	(6.42)	(4.08)	(2.73)
Net asset value, end of period	$32.36		$28.87	$29.22	$31.76	$34.61	$40.33
Total Return†	19.97	%(1)	(1.09)%	(7.23)%	11.57%	(3.76)%	13.31%
Ratios to Average Net Assets(3):
Expenses	1.64	%(2)	1.65%	1.60%	1.54%	1.50%	1.57%
Net investment income (loss)	(0.02)	% (2)	0.12%	(0.02)%	0.13%	0.26%	0.10%
Supplemental Data:
Net assets, end of period, in thousands	$50,268		$30,809	$23,962	$11,063	$8,294	$10,748
Portfolio turnover rate	8	%(1)	25%	9%	5%	11%	13%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Value-Added Market Series — Equity Portfolio

Financial Highlights continued

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2003		FOR THE YEAR ENDED JUNE 30,
			2003	2002	2001	2000	1999
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period.	$29.44		$29.63	$32.19	$34.88	$40.65	$38.69
Income (loss) from investment operations:
Net investment income‡	0.16		0.30	0.30	0.38	0.42	0.47
Net realized and unrealized gain (loss)	5.78		(0.34)	(2.33)	3.54	(1.76)	4.52
Total income (loss) from investment operations	5.94		(0.04)	(2.03)	3.92	(1.34)	4.99
Less dividends and distributions from:
Net investment income	(0.14)		(0.14)	(0.49)	(0.32)	(0.38)	(0.42)
Net realized gain	(2.12)		(0.01)	(0.04)	(6.29)	(4.05)	(2.61)
Total dividends and distributions	(2.26)		(0.15)	(0.53)	(6.61)	(4.43)	(3.03)
Net asset value, end of period	$33.12		$29.44	$29.63	$32.19	$34.88	$40.65
Total Return†	20.56	% (1)	(0.09)%	(6.28)%	12.59%	(2.89)%	14.43%
Ratios to Average Net Assets(3):
Expenses	0.64	% (2)	0.65%	0.60%	0.60%	0.59%	0.59%
Net investment income	0.98	% (2)	1.12%	0.98%	1.07%	1.17%	1.08%
Supplemental Data:
Net assets, end of period, in thousands	$183,111		$152,558	$98,886	$14,078	$46,199	$56,541
Portfolio turnover rate	8	% (1)	25%	9%	5%	11%	13%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2003 Morgan Stanley

38565RPT-00-13555B04-AP-1/04	MORGAN STANLEY FUNDS
Morgan Stanley Value-Added Market Series — Equity Portfolio Semiannual Report December 31, 2003

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Value-Added Market Series - Equity Portfolio

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2004

                                       3

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

I have reviewed this report on Form N-CSR of Morgan Stanley Value-Added Market
Series - Equity Portfolio;

1.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

2.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

3.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

4.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  February 18, 2004

                                              /s/ Ronald E. Robison
                                              Ronald E. Robison
                                              Principal Executive Officer

                                       5

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

I have reviewed this report on Form N-CSR of Morgan Stanley Value-Added Market
Series - Equity Portfolio;

5.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

6.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

7.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

8.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

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d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  February 18, 2004

                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial Officer

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                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Value-Added Market Series - Equity Portfolio

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 18, 2004                        /s/ Ronald E. Robison
                                               ---------------------------
                                               Ronald E. Robison
                                               Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Value-Added Market Series - Equity Portfolio and will be retained by Morgan Stanley Value-Added Market Series - Equity Portfolio and
furnished to the Securities and Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Value-Added Market Series - Equity Portfolio

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 18, 2004                         /s/ Francis Smith
                                                ----------------------
                                                Francis Smith
                                                Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Value-Added Market Series - Equity Portfolio and will be retained by Morgan Stanley Value-Added Market Series - Equity Portfolio and
furnished to the Securities and Exchange Commission or its staff upon request.

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